Financial assets at fair value through other comprehensive income- Summary of equity securities designated as at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 2,607	€ 2,562
Dividend income	116	117
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	1,838	2,241
Dividend income	98	101
Investment in Van Lanschot Kempen
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	462	51
Dividend income	12	2
Other Investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	307	270
Dividend income	€ 6	€ 14